SHARE-BASED COMPENSATION PLAN (Details 2) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Incentive Plan
Options outstanding
Number outstanding (in shares)	2,915,171
Weighted average remaining contractual life	5 years 14 days
Weighted average exercise price (in dollars per share)	$ 4.58
Aggregate intrinsic value (in dollars)	$ 9,982,749
Options exercisable
Number exercisable (in shares)	2,799,911
Weighted average remaining contractual life	4 years 11 months 5 days
Weighted average exercise price (in dollars per share)	$ 4.55
Aggregate intrinsic value (in dollars)	9,717,201
Number of options exercised (in shares)	401,179	1,007,740	301,898
Total intrinsic value of options exercised (in dollars)	1,881,000	11,142,000	5,368,000
2011 Equity Incentive Plan
Options outstanding
Number outstanding (in shares)	249,139
Weighted average remaining contractual life	8 years 11 months 23 days
Weighted average exercise price (in dollars per share)	$ 7.46
Aggregate intrinsic value (in dollars)	147,748
Options exercisable
Number exercisable (in shares)	34,055
Weighted average remaining contractual life	8 years 10 months 6 days
Weighted average exercise price (in dollars per share)	$ 8.79
VanceInfo 2005 Stock Option Plan
Options outstanding
Number outstanding (in shares)	1,032,095
Weighted average remaining contractual life	3 years 6 months 22 days
Weighted average exercise price (in dollars per share)	$ 1.97
Aggregate intrinsic value (in dollars)	6,169,583
Options exercisable
Number exercisable (in shares)	1,032,095
Weighted average remaining contractual life	3 years 6 months 22 days
Weighted average exercise price (in dollars per share)	$ 1.97
Aggregate intrinsic value (in dollars)	6,169,583
Number of options exercised (in shares)	61,340
VanceInfo 2007 Share Incentive Plan
Options outstanding
Number outstanding (in shares)	2,482,088
Weighted average remaining contractual life	3 years 7 months 2 days
Weighted average exercise price (in dollars per share)	$ 7.57
Aggregate intrinsic value (in dollars)	1,562,454
Options exercisable
Number exercisable (in shares)	896,559
Weighted average remaining contractual life	2 years 5 months 19 days
Weighted average exercise price (in dollars per share)	$ 6.89
Aggregate intrinsic value (in dollars)	$ 1,165,326
Number of options exercised (in shares)	25,908